Common shares Trafigura transaction (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020	Mar. 27, 2020
Disclosure of reserves within equity [line items]
Increase(decrease) from private placement of common stock equity		$ 50,000
Number of vessels under construction		0
Increase(decrease) consideration for Trafigura transaction equity		$ 132,614
Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels	19
Number of vessels under construction	4
Delivered vessels	15
Obligations under the Agreements	$ 531,500
Number of shares issued | shares	3,981,619
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 115,500
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels under construction	4
Obligations under the Agreements	$ 138,900
Number of shares issued | shares	591,254
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 17,100
MR [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Number of vessels	11
Private placement [Member]
Disclosure of reserves within equity [line items]
Number of shares issued | shares	1,724,137
Private placement [Member] | Trafigura transaction [Member]
Disclosure of reserves within equity [line items]
Increase(decrease) from private placement of common stock equity		35,000
Scorpio Services Holding Limited (SSH) [Member] | Related parties [member] | Private placement [Member]
Disclosure of reserves within equity [line items]
Increase(decrease) from private placement of common stock equity		$ 15,000
Number of shares issued | shares	517,241
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Major ordinary share transactions [member] | MR [Member]
Disclosure of reserves within equity [line items]
Number of vessels			1	3